Mar. 24, 2020
IMPORTANT INFORMATION REGARDING
THE FEDERATED HERMES FUNDS*

SUPPLEMENT TO CURRENT SUMMARY PROSPECTUSES, PROSPECTUSES AND STATEMENTS OF ADDITIONAL INFORMATION

* The Federated Hermes Funds include the below listed registrants and funds (including all share classes)

On February 13, 2020, in connection with Federated Investors, Inc.'s corporate name change to Federated Hermes, Inc., which became effective January 31, 2020, the Boards of Directors/Trustees (the "Boards") of the Federated Hermes funds listed below (the "Funds") approved changing each Fund's name to replace "Federated" with "Federated Hermes." In addition, the Boards approved changing each Fund's registrant name (the "Registrant") as noted below. There are no changes in fund operations or investment policies as a result of the name changes. The Fund and Registrant name changes will be effective at the close of business on June 26, 2020.

CURRENT REGISTRANT/FUND NAME	NEW REGISTRANT/FUND NAME
Federated Equity Funds	Federated Hermes Equity Funds
Federated Clover Small Value Fund	Federated Hermes Clover Small Value Fund
Federated Global Strategic Value Dividend Fund	Federated Hermes Global Strategic Value Dividend Fund
Federated International Strategic Value Dividend Fund	Federated Hermes International Strategic Value Dividend Fund
Federated Kaufmann Fund	Federated Hermes Kaufmann Fund
Federated Kaufmann Large Cap Fund	Federated Hermes Kaufmann Large Cap Fund
Federated Kaufmann Small Cap Fund	Federated Hermes Kaufmann Small Cap Fund
Federated MDT Mid Cap Growth Fund	Federated Hermes MDT Mid Cap Growth Fund
Federated Prudent Bear Fund	Federated Hermes Prudent Bear Fund
Federated Strategic Value Dividend Fund	Federated Hermes Strategic Value Dividend Fund